Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2010 Fund	May 30, 2024
Fidelity Freedom 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.82%
Past 5 years	5.03%
Past 10 years	4.43%
Fidelity Freedom 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.74%
Past 5 years	3.17%
Past 10 years	2.76%
Fidelity Freedom 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.92%
Past 5 years	3.50%
Past 10 years	3.04%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Past 10 years	4.48%